Borrowings (Details 4) $ in Thousands, R$ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 CLP ($)
Class IV [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jun-23
Amount in original currency		$ 28,251,300
Interest rate		7.00%	7.00%	7.00%
Principal payment	At expiration
Interest payment	Biannual
Maturity date	Jul. 25, 2025
Class	Series XVI
FyO One [Member]
Statement [Line Items]
Issuance / expansion date	apr-23
Amount in original currency | R$			R$ 20
Principal payment	At expiration
Maturity date	Apr. 25, 2026
Class	Series III
Class [Member] | Cresud [Member]
Statement [Line Items]
Issuance / expansion date	jul-21
Maturity date	Jul. 06, 2024
Amount in original currency		$ 18,800,000
Interest rate		6.99%	6.99%	6.99%
Principal payment	Annual payments since 2022
Interest payment	Biannual
Class	Series XXXIII
Class One [Member] | Cresud 1 [Member]
Statement [Line Items]
Issuance / expansion date	sep-21
Maturity date	Sep. 13, 2024
Amount in original currency		$ 41,850,000
Interest rate		3.50%	3.50%	3.50%
Principal payment	Annual payments since 2023
Interest payment	Biannual
Class	Series XXXV
Class Two [Member] | Cresud 2 [Member]
Statement [Line Items]
Issuance / expansion date	feb-22
Amount in original currency		$ 40,580,000
Interest rate		2.00%	2.00%	2.00%
Principal payment	At expiration
Interest payment	Biannual
Class	Series XXXVI
Maturity date	Feb. 18, 2025
Class Three [Member] | Cresud 3 [Member]
Statement [Line Items]
Issuance / expansion date	june-22
Amount in original currency		$ 24,390,000
Interest rate		5.50%	5.50%	5.50%
Principal payment	At expiration
Interest payment	Biannual and last one Quarterly
Class	Series XXXVII
Maturity date	Mar. 15, 2025
Class Seven [Member] | Cresud 7 [Member]
Statement [Line Items]
Issuance / expansion date	apr-23
Amount in original currency		$ 4,147,330,000
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XLI
Maturity date	Oct. 04, 2024
Interest rate	Badlar + 3.00
Class Six [Member] | Cresud 6 [Member]
Statement [Line Items]
Issuance / expansion date	dec-22
Amount in original currency		$ 38,210,000
Interest rate		0.00%	0.00%	0.00%
Principal payment	Biannual payments since 2025
Maturity date	Dec. 21, 2026
Class	Series XL
Class II [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jul-22
Amount in original currency				$ 171,200
Interest rate		8.75%	8.75%	8.75%
Principal payment	17.5% in june24 - 17.5% in june25 - 17.5% in june26 - 17.5% in june27 - 30% in june28
Interest payment	Biannual
Maturity date	Jun. 22, 2028
Class	Series XIV
Class I [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	aug-21
Amount in original currency		$ 58,100,000
Interest rate		3.90%	3.90%	3.90%
Principal payment	Biannual
Interest payment	Quarterly
Maturity date	Mar. 31, 2024
Class	Series XIV
Class Four [Member] | Cresud 4 [Member]
Statement [Line Items]
Issuance / expansion date	jul-22
Amount in original currency		$ 70,570,000
Interest rate		8.00%	8.00%	8.00%
Principal payment	At expiration
Interest payment	Biannual and last one Quarterly
Class	Series XXXVIII
Maturity date	Mar. 03, 2026
Class Five [Member] | Cresud 5 [Member]
Statement [Line Items]
Issuance / expansion date	aug-22
Amount in original currency		$ 5,122,470,000
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XXXIX
Maturity date	Feb. 23, 2024
Class Eight [Member] | Cresud 8 [Member]
Statement [Line Items]
Issuance / expansion date	apr-23
Amount in original currency		30,050,000.00
Principal payment	Quarter payments since 2025
Class	Series XLII
Maturity date	May 04, 2026
FyO [Member]
Statement [Line Items]
Issuance / expansion date	jul-22
Amount in original currency		15,000,000
Principal payment	At expiration
Class	Series II
Maturity date	Jul. 25, 2025
Class V [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	june-23
Amount in original currency		$ 25,000,000
Interest rate		5.00%	5.00%	5.00%
Principal payment	At expiration
Interest payment	First one Quarterly and next Biannual
Maturity date	Dec. 07, 2025
Class	Series XVII
Class III [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jun-23
Amount in original currency		$ 61,748,700
Interest rate		8.00%	8.00%	8.00%
Principal payment	At expiration
Interest payment	Biannual
Maturity date	Mar. 25, 2025
Class	Series XV